Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) / Income	Accumulated Deficit
Balance at Dec. 31, 2011	$ 221,224,147	$ 6,090	$ 447,618,572		$ (226,400,515)
Shares issued, beginning balance at Dec. 31, 2011		6,089,826
Issuance of non-vested Class A common share awards	(19,558)	10	(19,568)
Issuance of non-vested Class A common share awards (number of shares)		9,800
Cancellation of non-vested Class A common share awards	0	(1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(184)
Share based compensation	1,593,999		1,593,999
Net Income / (Loss)	899,191				899,191
Other comprehensive (loss) / income	(1,112,103)			(1,112,103)
Balance at Jun. 30, 2012	222,585,676	6,099	449,193,004	(1,112,103)	(225,501,324)
Shares issued, ending balance at Jun. 30, 2012		6,099,442
Balance at Dec. 31, 2012	215,520,513	11,001	460,094,256	(627,104)	(243,957,640)
Shares issued, beginning balance at Dec. 31, 2012		11,001,403
Issuance of Class A common shares	0	98	(98)
Issuance of Class A common shares (number of shares)		98,039
Issuance of non-vested Class A common share awards	0	222	(222)
Issuance of non-vested Class A common share awards (number of shares)		222,000
Class A common shares issuance costs	(23,529)		(23,529)
Share based compensation	671,955		671,955
Net Income / (Loss)	(3,494,070)				(3,494,070)
Other comprehensive (loss) / income	654,134			654,134
Balance at Jun. 30, 2013	$ 213,329,003	$ 11,321	$ 460,742,362	$ 27,030	$ (247,451,710)
Shares issued, ending balance at Jun. 30, 2013		11,321,442